Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2021	2022
	RMB	RMB
Machinery and electronic equipment	158,849	170,536
Transportation vehicles	7,600	1,002
Office and other equipment	7,219	13,675
Leasehold improvements	39,166	31,496
Construction in progress	5,994	—
Property and equipment	218,828	216,709
Less: accumulated depreciation	(115,672)	(98,260)
Property and equipment, net	103,156	118,449

Schedule of depreciation expenses on property and equipment allocated to expense items

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	1,684	1,401	1,022
Selling and marketing expenses	355	290	727
General and administrative expenses	23,148	26,530	27,433
Research and development expenses	13,293	14,916	15,905
Total depreciation	38,480	43,137	45,087